INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Current and deferred portions of income tax expenses included in the consolidated statements of operations, which were all attributable to the Group's PRC subsidiaries and VIE entities
Current tax expenses	$ 13,778	$ 16,342	$ 12,048
Deferred tax benefits	(7,940)	(3,062)	(1,947)
Income tax expenses	5,838	13,280	$ 10,101
Current deferred tax assets:
Accrued expenses	2,337	2,151
Accrued payroll	2,476	2,076
Allowance for doubtful accounts	3,379	1,860
Less: Valuation allowance	(128)	(138)
Current deferred tax assets	8,064	5,949
Non-current deferred tax assets:
Depreciation and amortization	264	257
Impairment of long-lived assets	60	76
Net operating tax loss carry-forwards	9,527	4,369
Less: Valuation allowance	(1,774)	(2,490)
Non-current deferred tax assets	8,077	2,212
Non-current deferred tax liabilities:
Intangible assets	9,772	7,506
Non-current deferred tax liabilities	$ 9,772	$ 7,506